Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31, 2021	June 30, 2020
Security deposit	$31,462	$156,023
Prepaid expenses	35,062	-
Prepaid software development	150,000	1,200,000
Prepaid insurance	69,769	-
Prepayment for inventory from Heqin	-	101,252
Other receivables - Heqin	560,011	522,636
Others	54,702	76,572
Total	$901,006	$2,056,483

Prepaid software development

On May 28, 2019, the Company entered into an agreement with SDT Trade Co., Ltd., an unaffiliated party (“SDT”). SDT will assist the Company with technical development work for the Company’s security-related software and systems. Pursuant to the agreement, SDT will complete certain development work within 12 months and thereafter maintain the system for 36 months. The amount to be paid under the agreement is $1,200,000. As of March 31, 2021, the Company paid SDT $1,000,000, of which, $400,000 was recorded as R&D expenses as the costs were incurred before the establishment of technological feasibility, $600,000 cost incurred after the technological feasibility was established and a working model was produced was recorded as intangible asset – software development (Note 4). On April 23, 2021, the Company and SDT entered a project contract termination agreement due to certain functions of the software system cannot meet the Company’s needs after the inspection by the Company; the Company and SDT will not pursue any further demands to each other regarding the software development project, and the Company is not obligated to pay the remaining payment of $0.20 million to SDT.

On July 2, 2019, the Company entered into a technology development service agreement with HW (HK) Limited (“HW”), an unaffiliated party. Pursuant to the agreement, the Company appointed HW (HK) Limited to develop an eye protection technical system for a two-year period ending July 1, 2021, and thereafter maintain the system for 36 months. The total payments to be made under the agreement is $1,200,000. As of March 31, 2021, the Company paid HW (HK) Limited $900,000, of which, $350,000 was recorded as R&D expenses as the costs were incurred before the establishment of technological feasibility, which included a working model; $400,000 costed incurred after the technological feasibility was recorded as intangible asset – software development (Note 4), and $150,000 was recorded as prepaid software development expenses.

Other receivables - Heqin

On February 20, 2020, Guozhong Times entered an Operation Cooperation Agreement with an unrelated company, Heqin (Beijing) Technology Co, Ltd. (“Heqin”) for marketing and promoting the sale of Face Recognition Payment Processing equipment and related technical support, and other products of the Company including Epidemic Prevention and Control Systems. Heqin has a sales team which used to work with Fortune 500 companies and specializes in business marketing and sales channel establishment and expansion, especially in education industry and public area. It has had successful experience of organizing multiple business matchmaking meetings with customers, distributors and retailers.

The cooperation term is from February 20, 2020 through March 1, 2023; however, Heqin is the exclusive distributor of the Company’s face Recognition Payment Processing products for the period to July 30, 2020. During March and April 2020, Guozhong Times provided operating funds to Heqin, together with a credit line provided by Guozhong Times to Heqin from May 2020 through August 2020, for a total borrowing of RMB 10 million ($1.41 million) for Heqin’s operating needs. As of March 31, 2021, Guozhong Times had an outstanding receivable of RMB 3.68 million ($560,011) from Heqin and was recorded as other receivable. The Company would not charge Heqin any interest, except for two loans with RMB 200,000 ($28,250) each, due on June 30, 2020 and August 15, 2020, respectively, for which the Company charges 15% interest if Heqin did not repay by the due date. As of this report date, Heqin did not repay these two loans. All the loans to Heqin are secured against the assets of Heqin, and Heqin’s shareholders are jointly responsible for the timely repayment of the loan.

On August 26, 2020, Heqin provided a repayment plan to the Company that the loan would be settled by February 2021; however, due to Covid-19 impact to Heqin’s business, Heqin adjusted the repayment plan based on expected monthly cash collection from its customers, the revised monthly payment starting from May 2021 as follows:

May 2021: repay RMB 400,000 ($60,871)

June 2021: repay RMB 800,000 ($121,742)

July 2021: repay RMB 800,000 ($121,742)

August 2021: repay RMB 1,000,000 ($152,176)

September 2021: repay RMB 600,000 ($91,306)

October 2021: repay RMB 80,000 ($12,174)

No profits will be allocated and distributed before full repayment of the borrowing. After Heqin pays in full the borrowing, Guozhong Times and Heqin will distribute profits of sale of Face Recognition Payment Processing equipment and related technical support at 30% and 70% of the net income, respectively. The profit allocation for the sale of other products of the Company are to be negotiated. Heqin will receive certain stock reward when it reaches the preset sales target under the performance compensation mechanism.

In addition, at June 30, 2020, the Company prepaid $101,252 for goods to be purchased from Heqin, which was received during the nine months ended March 31, 2021.

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30, 2020	June 30, 2019
Security deposit	$156,023	$46,933
Prepaid software development expenses	1,200,000	-
Other prepaid expenses and advances	47,182	34,181
Prepayment for inventory from Heqin	101,252	-
Other receivables	522,636	-
Others	29,390	24,818
Total	$2,056,483	$105,932

On May 28, 2019, the Company entered into an agreement with SDT Trade Co., Ltd., an unaffiliated party (“SDT”). SDT will assist the Company with technical development work related to the Company’s security-related software and systems. Pursuant to the agreement, SDT will complete certain development work within twelve months and thereafter maintain the system for thirty-six months. The total amount to be paid under the agreement is $1,200,000. As of June 30, 2020, the Company paid SDT $1,000,000, of which, $400,000 was recorded as R&D expenses as the costs were incurred before the establishment of technological feasibility, and $600,000 was recorded as prepaid software development expenses. The progress of the development work was affected by Covid-19 and the estimated completion date was estimated to be December 2020.

On July 2, 2019, the Company entered into a technology development service agreement with HW (HK) Limited (“HW”), an unaffiliated party. Pursuant to the agreement, the Company appointed HW (HK) Limited to develop an eye protection technical system for a two-year period ending July 1, 2021, and thereafter maintain the system for thirty-six months. The total payments to be made under the agreement is $1,200,000. As of June 30, 2020, the Company paid HW (HK) Limited $900,000, of which, $300,000 was recorded as R&D expenses as the costs were incurred before the establishment of technological feasibility, and $600,000 was recorded as prepaid software development expenses.

At June 30, 2019, the Company paid $500,000 to SDT, and was recorded as noncurrent prepaid expense.

On February 20, 2020, Guozhong Times entered an Operation Cooperation Agreement with an unrelated company, Heqin (Beijing) Technology Co, Ltd. (“Heqin”) for marketing and promoting the sale of Face Recognition Payment Processing equipment and related technical support, and other products of the Company including Epidemic Prevention and Control Systems. Heqin has a strong sales team who used to work shoulder by shoulder with fortune 500 companies and specializes in business marketing and sales channel establishment and expansion, especially in education industry and public area. They have had successful experience of organizing multiple business matchmaking meetings with customers, distributors and retailers.

The cooperation term is from February 20, 2020 through March 1, 2023; however, Heqin is the exclusive distributor of the Company’s face Recognition Payment Processing products for the period up to July 30, 2020. During the period of March and April 2020, Guozhong Times provided the operating fund to Heqin, together with a credit line provided by Guozhong Times to Heqin for the period from May 2020 through August 2020, for a total borrowing amount of RMB 10 million ($1.41 million) for Heqin’s operating needs. As of June 30, 2020, Guozhong Times had an outstanding receivable of RMB 3.68 million ($519,811) from Heqin and was recorded as other receivable. The Company would not charge Heqin any interest, except for two loans with RMB 200,000 ($28,250) each, due on June 30, 2020 and August 15, 2020, respectively, for which the Company will charge 15% interest rate per annum if Heqin did not repay by the due date. As of this prospectus date, Heqin did not repay these two loans. All the loans to Heqin are secured against the assets of Heqin, and Heqin’s shareholders are jointly responsible for the timely repayment of the loan.

On August 26, 2020, Heqin provided a repayment plan to the Company that the $519,811 loan would be fully settled by February 2021 with a monthly payment starting from October 2020 as follows:

October 2020: repay RMB 1,200,000 ($169,504)

November 2020: repay RMB 800,000 ($113,002)

December 2020: repay RMB 1,000,000 ($141,253)

January 2021: repay RMB 600,000 ($84,752)

February 2021: repay RMB 80,000 ($11,300)

No profits will be allocated and distributed before the full repayment of the borrowing. After Heqin pays in full the borrowing amount, Guozhong Times and Heqin will start to distribute from the profits of sale of Face Recognition Payment Processing equipment and related technical support at 30% and 70% of the net income, respectively. The profit allocation for the sale of other products of the Company are to be negotiated. Heqin will receive certain stock reward when it reaches the preset sales target under the performance compensation mechanism.

In addition, at June 30, 2020, the Company prepaid $101,252 for goods purchased from Heqin.